Prospectus Supplement dated April 6, 2005 to:                   223962 3/05
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PUTNAM VARIABLE TRUST Prospectuses dated April 30, 2004

In the section entitled "Who manages the funds?" the table entries with respect to Putnam VT Diversified Income Fund and Putnam VT High Yield Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:

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PUTNAM VT DIVERSIFIED INCOME FUND
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Core Fixed-Income and Core Fixed-Income High-Yield Teams
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                                                   Positions Over Past
Portfolio Leader   Joined Fund  Employer           Five Years
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D. William Kohli   1994         Putnam Management  Director of Core
                                1994 - Present     Fixed Income
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                                                   Positions Over Past
Portfolio Members  Joined Fund  Employer           Past Five Years
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Rob A. Bloemker    2005         Putnam Management  Team Leader, Mortgage
                                1999 - Present     and Government
                                                   Previously, Mortgage
                                                   Specialist
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Jeffrey A.         2005         Putnam Management  Team Leader, Emerging
Kaufman                         1998 - Present     Markets
                                                   Previously, Director of
                                                   Emerging Market Debt
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Paul D. Scanlon    2005         Putnam Management  Team Leader, U.S. High
                                1999 - Present     Yield
                                                   Previously, Portfolio
                                                   Manager; Analyst
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David L. Waldman   1998         Putnam Management  Director of Fixed Income
                                1997 - Present     Quantitative Research
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PUTNAM VT HIGH YIELD FUND
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Core Fixed-Income High-Yield Team
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                                                   Positions Over Past
Portfolio Leader   Joined Fund  Employer           Five Years
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Paul D. Scanlon    2002         Putnam Management  Team Leader, U.S.
                                1999 - Present     High Yield
                                                   Previously, Portfolio
                                                   Manager; Analyst
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                                                   Positions Over Past
Portfolio Member   Joined Fund  Employer           Five Years
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Rosemary H.        2002         Putnam Management  Senior Portfolio
Thomsen                         1986 - Present     Manager
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                                                                      HV-5066

PUTNAM INVESTMENTS

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